UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ];       Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, Inc.
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL  60089-1976

Form 13F File Number:  28-04870

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael E. Leonetti
Title:            CEO
Phone:            847-520-0999

Signature, Place, and Date of Signing:

   /s/ Michael E. Leonetti             Buffalo Grove, IL           5/12/05
   -----------------------             -----------------         ----------
        [Signature]                      [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0
                                                ---------------
Form 13F Information Table Entry Total:                      48
                                                ---------------
Form 13F Information Table Value Total:         $        144800
                                                ---------------
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 Leonetti & Associates, Inc.
                                                         FORM 13F
                                                       31-MARCH-2005


                            TITLE OF                    VALUE    SHARES/    SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              CLASS            CUSIP    (X$1000)   PRN AMT    PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED    NONE
--------------------------- -------        --------- ----------- ---------  ---  ----  ------- --------  --------- --------  ------
American Healthways         COM            02649v104      720        21800   SH          Sole                                  21800
BB & T Corp Com             COM            054937107     6989       178850   SH          Sole              10000              168850
Bank Of America Corp        COM            060505104      759        17200   SH          Sole              12000                5200
Barclays PLC                ADR            06738e204      332         8000   SH          Sole               8000
Briggs & Stratton Corp      COM            109043109      510        14000   SH          Sole              14000
Brunswick Corp              COM            117043109      375         8000   SH          Sole               8000
CVS Corp Com                COM            126650100     3778        71800   SH          Sole              10000               61800
Central European Dist       COM            153435102     1738        52200   SH          Sole               6000               46200
Cognos Inc.                 COM            19244C109     1081        25900   SH          Sole               6000               19900
Computer Sciences Corp      COM            205363104      367         8000   SH          Sole               8000
Conagra Foods Inc           COM            205887102     4417       163475   SH          Sole                                 163475
Corn Products               COM            219023108      312        12000   SH          Sole              12000
Cytec Industries            COM            232820100      846        15600   SH          Sole                                  15600
Dean Foods Co               COM            242370104     7050       205540   SH          Sole              15000              190540
Dow Chemical Co             COM            260543103     3480        69800   SH          Sole              10000               59800
ExxonMobil Corp             COM            30231G102     7064       118525   SH          Sole                                 118525
Foot Locker Inc             COM            344849104     1333        45500   SH          Sole                                  45500
Freescale Semiconductor     COM            35687m107     2451       144600   SH          Sole              10000              134600
Fresh Del Monte Produce     ORD            G36738105     2255        73900   SH          Sole                                  73900
General Dynamics Corp       COM            369550108     8350        78000   SH          Sole                                  78000
General Electric Co         COM            369604103     7720       214100   SH          Sole                                 214100
Guitar Center               COM            402040109     3707        67600   SH          Sole              10000               57600
Home Depot Inc              COM            437076102     6489       169700   SH          Sole              10000              159700
Liberty Media Intl Inc.ClA  CL A           530719103     1829        41821   SH          Sole                                  41821
Maverick Tube Corp          COM            577914104     1096        33700   SH          Sole               8000               25700
Midcap Spdr Tr Unit Ser 1   UNIT SER 1     595635103     6044        50200   SH          Sole                                  50200
Omnicom Group               COM            681919106     2602        29400   SH          Sole               5000               24400
Patterson Companies Inc     COM            703395103     2722        54500   SH          Sole              10000               44500
Petroleum Development       COM            716578109      592        15700   SH          Sole                                  15700
Reebok Int'l                COM            758110100      620        14000   SH          Sole              14000
Semiconductor HoldersTrDepR DEP RCPT       816636203     5472       168200   SH          Sole                                 168200
Skechers USA Inc            CL A           830566105      851        55000   SH          Sole                                  55000
Stericycle Inc              COM            858912108     3372        76300   SH          Sole                                  76300
Sunrise Senior Living, Inc  COM            86768K106     3089        63550   SH          Sole              15000               48550
Target Corporation          COM            87612e106      400         8000   SH          Sole               8000
Tessera Technologies Inc    COM            88164L100      432        10000   SH          Sole              10000
Timken Company              COM            887389104     1665        60900   SH          Sole              10000               50900
Toro Company                COM            891092108      531         6000   SH          Sole               6000
Tyco International Ltd      COM            902124106     2092        61900   SH          Sole              10000               51900
United Technologies         COM            913017109     8407        82700   SH          Sole                                  82700
Unitedhealth Group          COM            91324p102     4707        49345   SH          Sole               9357               39988
ValueClick Inc              COM            92046n102      662        62400   SH          Sole                                  62400
Walt Disney                 COM            254687106     4411       153550   SH          Sole              15000              138550
Waste Connections Inc       COM            941053100     4874       140250   SH          Sole                                 140250
iShares Dividend Index Fund DJ SEL DIV INX 464287168     3693        61600   SH          Sole                                  61600
iShares Russell 2000IndxFd  RUSSELL 2000   464287655    11763        96300   SH          Sole                                  96300
iShares Tr MSCIEAFEIndexFd  MSCI EAFE IDX  464287465      365         2300   SH          Sole                                   2300
iShares Tr MSCIEmergingMkts MSCI EMERG MKT 464287234      385         1900   SH          Sole                                   1900

REPORT SUMMARY                       48 DATA RECORDS   144800            0     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED